Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Intangible Assets [Line Items]
Total Intangible assets gross		$ 4,911,521	$ 4,911,521
Less: Accumulated depreciation		(447,295)	(225,293)
Intangible assets, net		4,464,226	4,686,228
University relationship [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets gross		377,587	377,587
Education license/certificate [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets gross		28,240	28,240
In-process course curriculum [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets gross		26,067	26,067
Accreditations and Licensing [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets gross	[1]	2,202,793	2,202,793
Accredited curriculum [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets gross		1,670,461	1,670,461
Articulation agreement [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets gross		53,793	53,793
Brand related assets [Member]
Schedule of Intangible Assets [Line Items]
Total Intangible assets gross	[1]	$ 552,580	$ 552,580

[1]	(Indefinite-lived assets, not subject to amortization)